Shareholder Report	6 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000167184
Shareholder Report [Line Items]
Fund Name	Canterbury Portfolio Thermostat Fund
Class Name	Institutional Shares
Trading Symbol	CAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Canterbury Portfolio Thermostat Fund for the period of May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.canterburygroup.com/mutualfund. You can also request this information by contacting us at (844) 838-2121.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 838-2121
Additional Information Website	https://www.canterburygroup.com/mutualfund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$183	3.53%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	3.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 2, 2016)
Canterbury Portfolio Thermostat - Institutional Shares	13.21%	2.28%	3.41%
MSCI World Index (Gross)	34.29%	12.57%	12.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Aug. 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 8,101,933	$ 8,101,933
Holdings Count | Holding	18	18
Advisory Fees Paid, Amount	$ 9,634
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,101,933
Number of Portfolio Holdings	18
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$9,634
Portfolio Turnover	80%

Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	4.0%
Technology	4.3%
Industrials	4.3%
Financials	4.9%
Utilities	5.5%
Money Market Funds	8.1%
Materials	8.8%
Consumer Staples	9.8%
Exchange-Traded Funds	50.4%